Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	€ 27,917	€ 25,043
Work-in-progress	1,908	750
Total inventories	29,825	25,793
Accumulated impairment
Inventories
Total inventories	€ (1,679)	€ (595)